UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Autonomy Capital (Jersey) L.P.
Address: 2nd Floor, Conway House
         Conway Street
         St. Helier, Jersey  JE2 3NT

13F File Number:  028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Boleat
Title:     Director
Phone:     +44 153 461 5656

Signature, Place, and Date of Signing:

 /s/  Richard Boleat     St. Helier, Jersey     February 13, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    17

Form 13F Information Table Value Total:    $177,360 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BANK OF AMERICA CORPORATION    COM              060505104     2083   179539 SH       SOLE                        0        0   179539
BB&T CORP                      COM              054937107     1100    37798 SH       SOLE                        0        0    37798
CAPITAL ONE FINL CORP          COM              14040H105     1326    22882 SH       SOLE                        0        0    22882
CITIGROUP INC                  COM NEW          172967424     2665    67375 SH       SOLE                        0        0    67375
COMERICA INC                   COM              200340107     1105    36423 SH       SOLE                        0        0    36423
HUNTINGTON BANCSHARES INC      COM              446150104     1174   183731 SH       SOLE                        0        0   183731
IRSA INVERSIONES Y REP S A     GLOBL DEP RCPT   450047204     5762   826693 SH       SOLE                        0        0   826693
ISHARES TR                     MSCI EMERG MKT   464287234     3650    82300 SH  CALL SOLE                        0        0    82300
JPMORGAN CHASE & CO            COM              46625H100     2207    50198 SH       SOLE                        0        0    50198
M & T BK CORP                  COM              55261F104     1262    12819 SH       SOLE                        0        0    12819
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100      492    10600 SH  CALL SOLE                        0        0    10600
PAMPA ENERGIA S A              SPONS ADR LVL I  697660207    11699  3400925 SH       SOLE                        0        0  3400925
PNC FINL SVCS GROUP INC        COM              693475105     1021    17518 SH       SOLE                        0        0    17518
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605   136535  8325276 SH       SOLE                        0        0  8325276
SUNTRUST BKS INC               COM              867914103     1267    44685 SH       SOLE                        0        0    44685
US BANCORP DEL                 COM NEW          902973304     1930    60414 SH       SOLE                        0        0    60414
WELLS FARGO & CO NEW           COM              949746101     2082    60906 SH       SOLE                        0        0    60906